Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0000713676
Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Registration File Number	333-283793
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A